Revenue - Disclosure Of Insurance Revenue (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	S/ 1,131,455	S/ 1,052,958	S/ 914,182
Revenue from contracts with customers	3,253,843	3,333,154	2,961,725
Products transferred at a point in time [member]
Disclosure of analysis of insurance revenue [line items]
Revenue from contracts with customers	334,962	320,700	265,865
Products and services transferred over time [member]
Disclosure of analysis of insurance revenue [line items]
Revenue from contracts with customers	2,918,881	3,012,454	2,695,860
Oncology plans [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	872,383	799,605	723,029
General Healthcare Services Plans [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	S/ 259,072	S/ 253,353	S/ 191,153